INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Jun. 30, 2015
AVAILABLE FOR SALE
Amortized Cost		$ 107,556	$ 66,968
Gross Unrealized Gains		162	63
Gross Unrealized Losses		(42)	(115)
Fair Value		107,676	66,916
HELD TO MATURITY
Amortized Cost		9,523	36,618
Gross Unrealized Gains		467	455
Gross Unrealized Losses			(94)
Total		9,990	36,979
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		96,742	60,968
Gross Unrealized Gains		150	63
Gross Unrealized Losses		(40)	(93)
Fair Value		96,852	60,938
HELD TO MATURITY
Amortized Cost		3,543	3,868
Gross Unrealized Gains		228	371
Gross Unrealized Losses
Total		3,771	4,239
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	8,780	5,298
Gross Unrealized Gains	[1]	5
Gross Unrealized Losses	[1]	(2)	(17)
Fair Value	[1]	8,783	5,281
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		2,034	702
Gross Unrealized Gains		7
Gross Unrealized Losses			(5)
Fair Value		2,041	697
HELD TO MATURITY
Amortized Cost		5,355	5,355
Gross Unrealized Gains		234	79
Gross Unrealized Losses
Total		5,589	5,434
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost			27,395
Gross Unrealized Gains			5
Gross Unrealized Losses			(94)
Total			$ 27,306
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost		625
Gross Unrealized Gains		5
Gross Unrealized Losses
Total		$ 630

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.